Equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 2,653	€ 2,700		€ 2,594
Debit part of equity attributable to non-controlling interests	(10)	(13)		(14)
Total equity attributable to non-controlling interests	2,643	2,687	€ 2,580	2,580
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	953	986		973
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	755	736		744
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	285	275		273
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	154	166		164
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 127	€ 148		€ 153